Document and Entity Information	Oct. 15, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2021
Entity Registrant Name	ENJOY TECHNOLOGY, INC./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39800
Entity Tax Identification Number	98-1566891
Entity Address, Address Line One	3240 Hillview Ave
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	888
Local Phone Number	463-6569
Entity Information, Former Legal or Registered Name	Marquee Raine Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001830180
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	65 East 55th Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ENJY
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	ENJYW
Security Exchange Name	NASDAQ